Cover Page	May 08, 2024
Entity Information [Line Items]
Entity Address, Address Line One	600 California Street
Entity Address, Postal Zip Code	94108
Entity Address, Address Line Two	Suite 1800
Entity Address, State or Province	CA
Document Type	8-K
Document Period End Date	May 08, 2024
Entity Registrant Name	Sunrun Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37511
Entity Tax Identification Number	26-2841711
Entity Address, City or Town	San Francisco
City Area Code	415
Local Phone Number	580-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RUN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001469367
Amendment Flag	false
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	225 Bush Street
Entity Address, Postal Zip Code	94104
Entity Address, Address Line Two	Suite 1400
Entity Address, State or Province	CA
Entity Address, City or Town	San Francisco